Accumulated Other Comprehensive Income (Loss) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) attributable to noncontrolling interest	$ 0.4	$ 0.6